Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Office Leases

Proteomedix leases office and lab space in Zurich Switzerland, which requires lease payments of approximately $74,000 for the years ended December 31, 2024 and 2025, and which is insignificant to the Company’s condensed consolidated financial statements.

The Company entered into a short-term lease in Palm Beach, Florida with an unrelated party, with a commencement date of May 1, 2022, for approximately $14,000 per month. The lease, which was personally guaranteed by the Company’s former CEO, ended on April 30, 2023. During the three months ended March 31, 2023, the Company incurred rent expense on this lease of approximately $48,000, and variable lease expense of approximately $4,000.

Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. As of March 31, 2024, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.  However, as discussed in Note 5, on December 21, 2023, the Company filed a notice with the Bankruptcy Court terminating the WraSer APA and the WraSer MSA, after having determined that a Material Adverse Effect had occurred.  WraSer has advised the Company that it does not believe that a Material Adverse Effect occurred, and they recently filed a plan of reorganization that indicates it may seek damages from the Company due to the termination of the WraSer APA and WraSer MSA.

Registration Rights Agreements

In connection with private placements consummated in April 2022 and August 2022, the Company entered into Registration Rights Agreements with the purchasers. Upon the occurrence of any Event (as defined in each Registration Rights Agreement), which, among others, prohibits the purchasers from reselling the securities for more than ten consecutive calendar days or more than an aggregate of fifteen calendar days during any 12-month period, and should the registration statement cease to remain continuously effective, the Company would be obligated to pay to each purchaser, on each monthly anniversary of each such Event, an amount in cash, as partial liquidated damages and not as a penalty, equal to the product of 2.0% multiplied by the aggregate subscription amount paid by such purchaser in the private placements. As of March 31, 2024, the Company determined that the likelihood of the Company incurring liquidated damages pursuant to the Registration Rights Agreements is remote, and as such, no accrual of these payments is required as of March 31, 2024.

Milestone and Royalty Obligations

The Company has entered into various license agreements with third parties that obligate the Company to pay certain development, regulatory, and commercial milestones, as well as royalties based on product sales. As of March 31, 2024, the Company terminated all license agreements, except for its license agreement with Children’s Hospital Medical Center (“CHMC”), which could require the Company to pay CHMC milestone payments of up to an aggregate of $59.75 million. As of March 31, 2024, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such, no accrual of these payments is required as of March 31, 2024.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not been required to defend any action related to its indemnification obligations. However, during the third quarter of 2023, the Company received a claim from its former CEO and a former accounting employee requesting advancement of certain expenses. The Company recorded approximately $209,000 in related expenses during the year ended December 31, 2023, of which approximately $159,000 was paid through reduction of the outstanding related party receivable due from the former CEO (see Note 11). The Company recorded a related accrual of approximately $50,000, which was included in accrued expenses at December 31, 2023, and which was paid subsequent to year end and accordingly there is no related accrual as of March 31, 2024. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not estimable at this time.

Note 10 — Commitments and Contingencies

Leases

Proteomedix leases office and lab space in Zurich Switzerland, which requires lease payments of approximately $74,000 for the years ended December 31, 2024 and 2025, and which is insignificant to the Company’s consolidated financial statements.

The Company entered into a short-term lease in Palm Beach, Florida with an unrelated party, with a commencement date of May 1, 2022, for approximately $14,000 per month. The lease, which was personally guaranteed by the Company’s former CEO, ended on April 30, 2023. During the years ended December 31, 2023 and 2022, the Company incurred rent expense on this lease of approximately $51,000 and $129,000, respectively, and variable lease expense of approximately $4,000 and $12,000, respectively.

Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. As of December 31, 2023, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.

On April 15, 2022, the Company received a demand letter (the “Demand Letter”) from Boustead. The Demand Letter alleged that the Company breached the Underwriting Agreement entered into between Boustead and the Company, dated February 17, 2022, in connection with the Company’s initial public offering. The Demand Letter alleged that, by engaging Wainwright as placement agent in the April Private Placement, the Company breached Boustead’s right of first refusal (“ROFR”) to act as placement agent granted to Boustead under the Underwriting Agreement and, as a result of selling securities in the April Private Placement, breached the Company’s obligation under the Underwriting Agreement not to offer, sell, issue, agree or contract to sell or issue or grant or modify the terms of any option for the sale of, any securities prior to February 17, 2023 (the “Standstill”).

On October 9, 2022, the Company and Boustead entered into a Settlement Agreement and Release (the “Settlement Agreement”), pursuant to which Boustead agreed to waive the ROFR and the Standstill, and to release the Company from certain claims with respect to the April Private Placement, the August Private Placement, and all future private, public equity or debt offerings of the Company. As consideration for such waiver and termination of the Underwriting Agreement, the Company paid Boustead a cash fee of $1,000,000, $50,000 in legal expenses, and released Boustead from all claims, subject to certain exceptions. In addition, the Company issued to Boustead 93,466 shares of restricted common stock in exchange for the cancellation of 111,111 warrants issued to Boustead in connection with the IPO (see Note 9). Concurrent with the execution of the Settlement Agreement, the Company and Boustead Capital Markets, LLP (“Boustead Capital”) entered into a three-month Advisory Agreement (the “Advisory Agreement”) for which consideration equal to 200,000 shares of restricted common stock, with no vesting provisions, was issued to Boustead Capital upon execution of the Advisory Agreement. The incremental fair value of the Warrant Exchange and the fair value of the restricted common stock issued in connection with these agreements totaled approximately $264,000. See Note 9.

The Company determined that all consideration due by the Company under the Settlement Agreement and the Advisory Agreement relates to the settlement of a liability that was incurred in 2022 and accordingly, recorded a related expense of approximately $1.3 million for the year ended December 31, 2022, which is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Registration Rights Agreements

In connection with the April 2022 Private Placement (see Note 9), the Company entered into a Registration Rights Agreement with the purchasers, dated as of April 13, 2022 (the “April Registration Rights Agreement”). The April Registration Rights Agreement provides that the Company shall file a registration statement covering the resale of all of the registrable securities (as defined in the April Registration Rights Agreement) with the SEC. The registration statement on Form S-1 required under the April Registration Rights Agreement was filed with the SEC on May 3, 2022 and became effective on May 20, 2022. A post-effective amendment to the Form S-1 on Form S-3 relating to such registration statement was filed with the SEC on April 28, 2023.

In connection with the August 2022 Private Placement (see Note 9), the Company entered into a Registration Rights Agreement with the purchasers, dated as of August 9, 2022 (the “August Registration Rights Agreement”). The August Registration Rights Agreement provides that the Company shall file a registration statement covering the resale of all of the registrable securities (as defined in the August Registration Rights Agreement) with the SEC. The registration statement on Form S-1 required under the August Registration Rights Agreement was filed with the SEC on August 29, 2022 and became effective on September 19, 2022. A post-effective amendment to the Form S-1 on Form S-3 relating to such registration statement was filed with the SEC on April 28, 2023.

Upon the occurrence of any Event (as defined in the April Registration Rights Agreement and the August Registration Rights Agreement), which, among others, prohibits the purchasers from reselling the securities for more than ten consecutive calendar days or more than an aggregate of fifteen calendar days during any 12-month period, and should the registration statement cease to remain continuously effective, the Company would be obligated to pay to each purchaser, on each monthly anniversary of each such Event, an amount in cash, as partial liquidated damages and not as a penalty, equal to the product of 2.0% multiplied by the aggregate subscription amount paid by such purchaser in the Private Placement. As of December 31, 2023, the Company determined that the likelihood of the Company incurring liquidated damages pursuant to the April Registration Rights Agreement and the August Registration Rights Agreement is remote, and as such, no accrual of these payments is required as of December 31, 2023.

Milestone and Royalty Obligations

The Company has entered into various license agreements with third parties that obligate the Company to pay certain development, regulatory, and commercial milestones, as well as royalties based on product sales (see Note 6). As of December 31, 2023, the Company terminated all license agreements, except for the CHMC Agreement, which could require the Company to pay CHMC milestone payments of up to an aggregate of $59.75 million. As of December 31, 2023, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such, no accrual of these payments is required as of December 31, 2023.

Underwriter Termination Agreement

On February 7, 2022, the Company and its former underwriter, Maxim Group (“Maxim”), entered into a termination agreement, whereby the parties agreed to terminate their engagement of Maxim as the Company’s lead managing underwriter and book runner in connection with the Company’s IPO. Per the terms of the termination agreement, the Company agreed to pay Maxim a termination fee of $300,000, due upon the close of the Company’s IPO. The termination fee was recorded as selling, general and administrative expense, and paid, during the year ended December 31, 2022.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not been required to defend any action related to its indemnification obligations. However, during the third quarter of 2023, the Company received a claim from its former CEO and a former accounting employee requesting advancement of certain expenses. The Company recorded approximately $209,000 in related expenses during the year ended December 31, 2023, of which approximately $159,000 was paid through reduction of the outstanding related party receivable due from the former CEO (see Note 11). As of December 31, 2023, the Company recorded a related accrual of approximately $50,000, which is included in accrued expenses in the accompanying consolidated balance sheets, and which was paid subsequent to year end. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not estimable at this time.